LOSS PER SHARE	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
LOSS PER SHARE:
LOSS PER SHARE

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the three and six months ended June 30, 2012 as well as for the three and six months ended June 30, 2011.

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the three months ended March 31, 2012 as well as for the three months ended March 31, 2011.